INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of income tax expenses

For the years ended December 31,	2024	2023	2022
Loss before income taxes	$208,993	$48,820	$125,036
Statutory income tax rate	27%	27%	27%
Expected income tax benefit	(56,428)	(13,181)	(33,760)
Items not deductible for income tax purposes	24,756	—	—
Tax effect of flow-through shares	—	13,500	—
Under provided in prior years	(1,353)	(112,126)	(36,896)
Unrecognized benefit of deferred tax assets	33,025	111,807	70,656
Income tax expense	$—	$—	$—

Schedule of unrecognized deductible temporary differences and unused tax losses

For the years ended December 31,	2024	2023
Excess of unused exploration expenditures over carrying value of mineral property interests	$2,651,176	$2,646,167
Excess of undepreciated capital cost over carrying value of fixed assets	698,593	698,593
Non-refundable mining investment tax credits	247	247
Non-capital losses carried forward	4,763,960	4,646,655
Capital losses carried forward	1,368,931	1,368,931
Unrecognized deductible temporary differences	$9,482,907	$9,360,593